RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 50	$ 45
Current	8,912	9,193
Total	8,976	9,257
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,962	9,238
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	19
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	647	2,619
Fiscal year before current fiscal year	2,441	1,572
Two years before current fiscal year	1,350	1,034
Three years before current fiscal year	871	544
Four years before current fiscal year	438	263
Prior	240	81
Total Past Due	28	29
Current	5,959	6,080
Total	5,987	6,113
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	647	2,619
Fiscal year before current fiscal year	2,441	1,571
Two years before current fiscal year	1,350	1,033
Three years before current fiscal year	871	543
Four years before current fiscal year	438	262
Prior	240	81
Total	5,987	6,109
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	1
Two years before current fiscal year	0	1
Three years before current fiscal year	0	1
Four years before current fiscal year	0	1
Prior	0	0
Total	0	4
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	165	793
Fiscal year before current fiscal year	680	451
Two years before current fiscal year	394	303
Three years before current fiscal year	266	175
Four years before current fiscal year	155	87
Prior	141	72
Total Past Due	6	5
Current	1,784	1,864
Total	1,801	1,881
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	165	792
Fiscal year before current fiscal year	679	448
Two years before current fiscal year	391	299
Three years before current fiscal year	263	173
Four years before current fiscal year	153	86
Prior	139	71
Total	1,790	1,869
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	1
Fiscal year before current fiscal year	1	3
Two years before current fiscal year	3	4
Three years before current fiscal year	3	2
Four years before current fiscal year	2	1
Prior	2	1
Total	11	12
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	121	544
Fiscal year before current fiscal year	487	271
Two years before current fiscal year	232	196
Three years before current fiscal year	157	118
Four years before current fiscal year	85	39
Prior	20	2
Total Past Due	16	11
Current	1,083	1,156
Total	1,102	1,170
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	121	544
Fiscal year before current fiscal year	486	270
Two years before current fiscal year	231	195
Three years before current fiscal year	157	117
Four years before current fiscal year	84	39
Prior	20	2
Total	1,099	1,167
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	1	1
Two years before current fiscal year	1	1
Three years before current fiscal year	0	1
Four years before current fiscal year	1	0
Prior	0	0
Total	3	3
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	86	93
Total	86	93
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	86	93
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	40
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25	29
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	4
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	7
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	5
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	4
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	3
Current	8,644	9,051
Total	8,706	9,127
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,650	9,054
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	56	73
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	2,725	2,722
Total	2,752	2,753
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,725	2,722
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	27	31
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Current	480	537
Total	511	579
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	482	537
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	29	42
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Current	565	542
Total	569	545
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	569	545
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	4,874	5,250
Total	4,874	5,250
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,874	5,250
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	3
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0